Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Pre-Tax Compensation Expense (Income) and Related Income Tax Benefit for Stock-Based Incentives

Pre-tax compensation expense (income) and the income tax benefit related to these stock-based incentives were as follows, in millions:

	2012	2011	2010
Long-term stock awards	$35	$39	$37
Stock options	15	21	22
Phantom stock awards and stock appreciation rights	11	1	3

Total	$61	$61	$62

Income tax benefit (37 percent tax rate – before valuation allowance)	$23	$23	$23

Company's Long-Term Stock Award Activity

The Company’s long-term stock award activity was as follows, shares in millions:

	2012	2011	2010
Unvested stock award shares at January 1	10	10	9
Weighted average grant date fair value	$17	$19	$21
Stock award shares granted	1	2	3
Weighted average grant date fair value	$12	$13	$14
Stock award shares vested	2	2	2
Weighted average grant date fair value	$18	$20	$23
Stock award shares forfeited	1	—	—
Weighted average grant date fair value	$17	$18	$20
Unvested stock award shares at December 31	8	10	10
Weighted average grant date fair value	$16	$17	$19

Company's Stock Option Activity

The Company’s stock option activity was as follows, shares in millions:

	2012		2011		2010
Option shares outstanding, January 1	36		37		36
Weighted average exercise price	$21		$21		$23
Option shares granted, including restoration options	1		2		5
Weighted average exercise price	$12		$13		$14
Option shares exercised	1		—		—
Aggregate intrinsic value on date of exercise (A)	$5	million	$1	million	$1	million
Weighted average exercise price	$10		$8		$8
Option shares forfeited	6		3		4
Weighted average exercise price	$19		$22		$23
Option shares outstanding, December 31	30		36		37
Weighted average exercise price	$21		$21		$21
Weighted average remaining option term (in years)	5		5		6
Option shares vested and expected to vest, December 31	30		36		37
Weighted average exercise price	$21		$21		$22
Aggregate intrinsic value (A)	$55	million	$12	million	$23	million
Weighted average remaining option term (in years)	5		5		6
Option shares exercisable (vested),
December 31	23		24		22
Weighted average exercise price	$24		$25		$25
Aggregate intrinsic value (A)	$22	million	$4	million	$4	million
Weighted average remaining option term (in years)	4		4		4

(A)	Aggregate intrinsic value is calculated using the Company’s stock price at each respective date, less the exercise price (grant date price) multiplied by the number of shares.

Weighted Average Grant Date Fair Value of Option Shares Granted and Assumptions Used to Estimate Those Values Using Black-Scholes Option Pricing Model

The weighted average grant date fair value of option shares granted and the assumptions used to estimate those values using a Black-Scholes option pricing model, was as follows:

	2012	2011	2010
Weighted average grant date fair value	$4.44	$5.07	$5.30
Risk-free interest rate	1.09%	2.69%	2.76%
Dividend yield	2.57%	2.35%	2.17%
Volatility factor	50.97%	49.03%	46.03%
Expected option life	6 years	6 years	6 years

Stock Option Shares Outstanding and Exercisable

The following table summarizes information for stock option shares outstanding and exercisable at December 31, 2012, shares in millions:

	Option Shares Outstanding			Option Shares Exercisable
Range of Prices	Number of Shares	Weighted Average Remaining Option Term	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8-23	15	6 Years	$14	8	$15
$24-28	6	2 Years	$27	6	$27
$29-32	9	3 Years	$30	9	$30
$33-38	—	3 Years	$34	—	$34

$8-38	30	5 Years	$21	23	$24

Phantom Stock Awards and Stock Appreciation Rights

Information related to phantom stock awards and SARs was as follows, in millions:

	Phantom Stock Awards		Stock Appreciation Rights
	At December 31,		At December 31,
	2012	2011	2012	2011
Accrued compensation cost liability	$11	$7	$6	$3
Unrecognized compensation cost	$5	$4	$1	$1
Equivalent common shares	1	1	2	2